Cover	Oct. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2024
Entity File Number	001-41947
Entity Registrant Name	Kyverna Therapeutics, Inc.
Entity Central Index Key	0001994702
Entity Tax Identification Number	83-1365441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5980 Horton St., STE 550
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	925-2492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	KYTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false